Capital and financial risk management - Market risk (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Interest rate risk
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	1.00%
Increase in profit before tax due to reasonably possible increase in designated risk component	€ 372	€ 470
Foreign exchange risk
Capital and financial risk management
Net debt denominated in currencies other than euro (as a percent)	27.00%
Minimum foreign exchange transaction exposure per currency per month period	€ 5
Minimum foreign exchange transaction exposure per currency over six month period	€ 15
Foreign exchange risk | US Dollar
Capital and financial risk management
Net debt denominated in currencies other than euro (as a percent)	8.00%
Foreign exchange risk | South African rand
Capital and financial risk management
Net debt denominated in currencies other than euro (as a percent)	7.00%
Foreign exchange risk | Other
Capital and financial risk management
Net debt denominated in currencies other than euro (as a percent)	3.00%
Foreign exchange risk | Sterling
Capital and financial risk management
Net debt denominated in currencies other than euro (as a percent)	9.00%
Currency appreciation risk | US Dollar
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	9.00%	11.00%
Decrease in profit before tax due to reasonably possible increase in designated risk component	€ 65	€ 100
Currency appreciation risk | South African rand
Capital and financial risk management
Percentage of sensitivity to foreign exchange movements on hedging liabilities strengthening	15.00%	18.00%
Decrease in equity due to sensitivity to foreign exchange movements	€ 348	€ 493
Operating profit	€ 239	€ 249
Percentage of retranslation for operating profit	15.00%	18.00%
Currency appreciation risk | Sterling
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	7.00%	10.00%
Decrease in profit before tax due to reasonably possible increase in designated risk component	€ 208	€ 262
Equity risk
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	10.00%	7.00%
Increase in profit before tax due to reasonably possible increase in designated risk component	€ 164	€ 236
Decrease in profit before tax due to reasonably possible increase in designated risk component	€ 164	€ 236
Maximum | Interest rate risk
Capital and financial risk management
Period for interest rate switching (in years)	6 years